Income Tax - tax effects of temporary differences, tax losses and tax credits (Details) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Deferred tax assets	$ 2,330,281	$ 1,843,509	$ 1,432,508
Deferred tax liabilities
Deferred Tax Liabilities, Net	6,171,756	5,718,489	5,337,001
Net deferred tax liability	3,841,475	3,874,980	3,904,493
BSACV [Member]
Deferred tax assets
Deferred tax assets	1,092,127	280,682	250,412
Deferred tax liabilities
Deferred Tax Liabilities, Net	878,388	18,748	5,140
Net deferred tax assets	213,739	261,934	245,272
Accounts payables
Deferred tax assets
Deferred tax assets	1,948,897	1,090,676	1,097,422
Accounts payables | BSACV [Member]
Deferred tax assets
Deferred tax assets	33,873	2,207	2,481
Employee benefits
Deferred tax assets
Deferred tax assets	201,835
Employee benefits | BSACV [Member]
Deferred tax assets
Deferred tax assets	31,692	199,087	164,019
PTU payable
Deferred tax assets
Deferred tax assets	85,053	1,037
PTU payable | BSACV [Member]
Deferred tax assets
Deferred tax assets	2,476	16,690	26,020
Tax loss carryforwards
Deferred tax assets
Deferred tax assets	31,993	606,935	271,772
Tax loss carryforwards | BSACV [Member]
Deferred tax assets
Deferred tax assets	917,737	60,354	56,163
Inventories | BSACV [Member]
Deferred tax assets
Deferred tax assets			616
Property, plant and equipments | BSACV [Member]
Deferred tax assets
Deferred tax assets		1,696	1,113
Other provision
Deferred tax assets
Deferred tax assets	62,503	144,861	63,314
Other provision | BSACV [Member]
Deferred tax assets
Deferred tax assets	60,946	648
Tax Incentives To Be Credited In The United States of America | BSACV [Member]
Deferred tax assets
Deferred tax assets	45,386
Other Items [Member] | BSACV [Member]
Deferred tax assets
Deferred tax assets	17
Inventories
Deferred tax liabilities
Deferred Tax Liabilities, Net	2,053,059	1,820,929	1,696,300
Inventories | BSACV [Member]
Deferred tax liabilities
Deferred Tax Liabilities, Net	218,204
Accounts receivables
Deferred tax liabilities
Deferred Tax Liabilities, Net	593,754	497,655	445,198
Property Plant And Equipment
Deferred tax liabilities
Deferred Tax Liabilities, Net	2,558,209	2,915,222	2,667,824
Property Plant And Equipment | BSACV [Member]
Deferred tax liabilities
Deferred Tax Liabilities, Net	469,946	0	0
Prepaid expenses
Deferred tax liabilities
Deferred Tax Liabilities, Net	952,322	286,844	332,392
Prepaid expenses | BSACV [Member]
Deferred tax liabilities
Deferred Tax Liabilities, Net	860	2,872	4,593
Goodwill
Deferred tax liabilities
Deferred Tax Liabilities, Net		5,147	584
Goodwill | BSACV [Member]
Deferred tax liabilities
Deferred Tax Liabilities, Net	9,865
Intangible assets [Member]
Deferred tax liabilities
Deferred Tax Liabilities, Net		188,919	190,900
Intangible assets [Member] | BSACV [Member]
Deferred tax liabilities
Deferred Tax Liabilities, Net	178,356
Other Items
Deferred tax liabilities
Deferred Tax Liabilities, Net	1,282	0	0
Other Provision | BSACV [Member]
Deferred tax liabilities
Deferred Tax Liabilities, Net		7,655	547
Derivative financial instruments
Deferred tax liabilities
Deferred Tax Liabilities, Net	13,130	3,773	$ 3,803
Derivative financial instruments | BSACV [Member]
Deferred tax liabilities
Deferred Tax Liabilities, Net	$ 1,157	$ 8,221